Balance Sheet (Unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 207,921	$ 4,458	$ 52,096
Prepaid expense	295,000	100,000
Total current assets	502,921	104,458	52,096
Total assets	502,921	104,458	52,096
Current liabilities:
Accrued liabilities	162,221	466,801	271,621
Accrued interest	834,910	2,372,072	1,018,145
Convertible notes	635,714	1,956,922	1,486,067
Total current liabilities	3,222,183	8,351,979	3,829,441
Total liabilities	3,222,183	8,351,979	3,829,441
Preferred Stock value	425	413	413
Common stock, par value $0.0001, 2,000,000,000 shares authorized; 1,211,495,162 and 770,883,602 shares issued and outstanding, respectively	137,275	121,149	77,088
Additional paid in capital	10,548,671	8,386,593	8,099,346
Accumulated deficit	(13,405,633)	(16,755,676)	(12,201,899)
Total stockholders’ deficit	(2,719,262)	(8,247,521)	(3,777,345)
Total Liabilities and Stockholders’ Deficit	502,921	104,458	52,096
Stage It Corp [Member]
Current assets:
Cash and cash equivalents	69,342	281,003	88,457
Prepaid expense	1,854		1,288
Other assets		127,874	118,795
Total current assets	71,196	408,877	208,540
Fixed assets -net	60,303	62,912
Total assets	131,499	471,789	208,540
Current liabilities:
Accounts payable	599,817	427,087	223,795
Accrued liabilities	2,313,671	1,785,861	699,914
Accrued interest	840,197	650,654	502,916
Accrued interest -related party	893,632	767,715	617,891
Notes payable	879,922	179,000
Convertible notes -related party	547,500	547,500	547,500
Convertible notes	315,000	315,000	315,000
Derivative liability	2,670,163	2,404,981
Total current liabilities	9,059,902	7,077,798	5,185,041
Total liabilities	9,059,902	7,077,798	5,185,041
Commitments and contingencies
Common stock, par value $0.0001, 2,000,000,000 shares authorized; 1,211,495,162 and 770,883,602 shares issued and outstanding, respectively	97	97	97
Additional paid in capital	4,454,592	3,963,327	3,963,327
Accumulated deficit	(13,383,161)	(10,569,502)	(8,939,994)
Total stockholders’ deficit	(8,928,404)	(6,606,009)	(4,976,502)
Total Liabilities and Stockholders’ Deficit	131,499	471,789	208,540
Stage It Corp [Member] | Preferred Stock A [Member]
Current liabilities:
Preferred Stock value	4	4	4
Stage It Corp [Member] | Preferred Stock A 1 [Member]
Current liabilities:
Preferred Stock value	25	25	25
Stage It Corp [Member] | Preferred Stock A 2 [Member]
Current liabilities:
Preferred Stock value	20	20	20
Stage It Corp [Member] | Preferred Stock A 3 [Member]
Current liabilities:
Preferred Stock value	$ 20	$ 20	$ 20